Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	$ 404,346,000	$ 420,933,000	$ 464,549,000
Cost of revenue:
Platform commissions	(84,686,000)	(91,272,000)	(109,020,000)
Game operation cost	(56,728,000)	(50,746,000)	(55,594,000)
Other operating income	2,119,000	2,232,000	2,053,000
Selling and marketing expenses	(159,353,000)	(209,092,000)	(226,262,000)
General and administrative expenses	(34,558,000)	(31,536,000)	(31,445,000)
Impairment loss on trade and loan receivables and change in fair value of loans receivable	(9,000)	(22,000)	(5,919,000)
Total costs and expenses	(333,215,000)	(380,436,000)	(426,187,000)
Profit from operations	71,131,000	40,497,000	38,362,000
Finance income	3,423,000	3,715,000	5,248,000
Finance expenses	(443,000)	(7,558,000)	(4,047,000)
Change in fair value of share warrant obligation and other financial instruments	4,384,000	913,000	10,946,000
Share of loss of equity-accounted associates	(3,799,000)	(7,524,000)	(515,000)
Profit before income tax	74,696,000	30,043,000	49,994,000
Income tax expense	(5,365,000)	(4,509,000)	(3,879,000)
Profit for the year net of tax	69,331,000	25,534,000	46,115,000
Attributable to equity holders of the Company	69,331,000	25,534,000	46,115,000
Other comprehensive income
Items that are or may be reclassified subsequently to profit or loss	1,083,000	686,000	1,837,000
Foreign currency translation difference	1,164,000	747,000	1,650,000
Other	(81,000)	(61,000)	187,000
Total comprehensive income for the year, net of tax	70,414,000	26,220,000	47,952,000
Attributable to equity holders of the Company	$ 70,414,000	$ 26,220,000	$ 47,952,000
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 3.82	$ 1.4	$ 2.34
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 3.77	$ 1.38	$ 2.3